Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases
Schedule of operating lease right-of-use assets

	September 30, 2024	December 31, 2023
Office lease	$433,173	$—
Less: Accumulated amortization	(15,338)	—
Right-of-use assets, net	$417,835	$—

Schedule of operating lease liabilities

	September 30, 2024	December 31, 2023
Office lease	$358,221	$—
Less: Current portion	(68,958)	—
Long-term portion	$289,263	$—

Schedule of future minimum rent payments under operating lease

Total
Year ending December 31, 2024	$31,890
Year ending December 31, 2025	128,520
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	500,130
Less: Imputed interest	(141,909)
Present value of payments	$358,221

Schedule of expenses incurred for operating leases

	For the Three Months Ended
	September 30, 2024	September 30, 2023
Operating lease expense	$13,476	$—
Total operating lease expense	$13,476	$—

	For the Nine Months Ended
	September 30, 2024	September 30, 2023
Operating lease expense	$17,209	$—
Total operating lease expense	$17,209	$—

	September 30, 2024		December 31, 2023
Weighted average remaining lease term	3.8	years	—	years
Weighted average discount rate	17.9%		—%

Schedule of finance lease right-of-use assets

	September 30, 2024	December 31, 2023
Equipment lease	$736,624	$—
Less: Accumulated amortization	(89,526)	—
Leased equipment, net	$647,098	$—

Schedule of finance lease liabilities

	September 30, 2024	December 31, 2023
Equipment lease	$372,642	$—
Less: Current portion	(191,330)	—
Long-term portion	$181,312	$—

Schedule of expenses incurred with respect to finance leases

	For the Three Months Ended September 30,
	2024	2023
Finance lease asset amortization	$85,986	$—
Finance lease interest	$19,175	$—

	For the Nine Months Ended September 30,
	2024	2023
Finance lease asset amortization	$89,526	$—
Finance lease interest	$19,734	$—

Schedule of future minimum payments under finance lease

Total
Year ending December 31, 2024	$63,733
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	443,975
Less imputed interest	(71,333)
Present value of payments	$372,642

Schedule of weighted average remaining lease term and discount rate on finance leases

	September 30, 2024		December 31, 2023
Weighted average remaining lease term	1.8	years	—	years
Weighted average discount rate	19.3%		—%